Restructuring - Schedule of Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring	$ 1,486	$ 0	$ 32,466	$ 82,296
Restructuring related costs	16,650	0	16,650	0
Total restructuring and related costs	18,136	0	49,116	82,296
Accelerated amortization of operating right-of-use assets	$ 8,200	$ 0	8,200	$ 0
Restructuring ccontract costs			1,000		$ 800
Restructuring and related cost, accelerated depreciation			$ 7,400